Provisions - Balances of Provisions (Details) € in Millions, R$ in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 EUR (€)
Disclosure of other provisions [line items]
Other provisions	€ 2,630		€ 2,128
Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	1,049	R$ 5,845	719	R$ 4,545
Brazil
Disclosure of other provisions [line items]
Other provisions	1,300		879
Brazil | Tax proceedings
Disclosure of other provisions [line items]
Other provisions	446		340		€ 282
Brazil | Tax proceedings | Federal taxes
Disclosure of other provisions [line items]
Other provisions	140		118
Brazil | Tax proceedings | State taxes
Disclosure of other provisions [line items]
Other provisions	200		133
Brazil | Tax proceedings | Municipal taxes
Disclosure of other provisions [line items]
Other provisions	8		6
Brazil | Tax proceedings | FUST
Disclosure of other provisions [line items]
Other provisions	98		83
Brazil | Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	336	R$ 1,869	314	R$ 1,986
Brazil | Labor claims
Disclosure of other provisions [line items]
Other provisions	97		77
Brazil | Civil proceedings
Disclosure of other provisions [line items]
Other provisions	214		148
Brazil | Amounts to be refunded to customers
Disclosure of other provisions [line items]
Other provisions	108		0
Brazil | Provision for fines for canceling lease agreements
Disclosure of other provisions [line items]
Other provisions	€ 99		€ 0